Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements reflect the operations of the Company and Valeritas, its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") generally requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the period. Actual results could differ from those estimates.

Segment and Geographic Information
Segment and Geographic Information
Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker ("CODM") or decision-making group in making decisions regarding resource allocation and assessing performance. The Company generates its revenue and has employees only in the United States and views its operations as one operating segment as the CODM reviews financial information on a consolidated basis in making decisions regarding resource allocations and assessing performance. The Company owns assets in Asia that are utilized by its contract manufacturer ("CMO") in the manufacture of the Company’s products.

Cash and cash equivalents
Cash and cash equivalents
The Company considers investments and interest-bearing deposits with original maturities of three months or less to be cash equivalents. At December 31, 2017 and 2016, there was $25.7 million and $9.6 million, respectively, on deposit at banks in excess of Federal Deposit Insurance Corporation ("FDIC") insured limits. No losses have been experienced on such bank deposits, money market fund or notes. The Company does not believe that it is subject to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
Restricted Cash
The Company held restricted cash of $0.5 million and $0.1 million as at December 31, 2017 and 2016, respectively as part of its lease agreements. The Company added $0.4 million to restricted cash in 2017 as part of an office equipment lease. The amounts are included within cash and cash equivalents balance.

Revenue recognition
Revenue Recognition

Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To perform revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps:

(i)    identification of the promised goods or services in the contract;

(ii)	determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
(iii)    measurement of the transaction price, including the constraint on variable consideration;
(iv)    allocation of the transaction price to the performance obligations based on estimated selling prices; and

(v)
recognition of revenue when (or as) the Company satisfies each performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606.

Revenue from product sales is recorded net of adjustments for managed care rebates, wholesale distributions fees, cash discounts, prompt pay discounts, and co-pay card redemptions, all of which are established at the time of sale. Accruals for these provisions are presented in the Consolidated Financial Statements as reductions in determining net revenues and as a contra asset in accounts receivable, net (if settled via credit) and other current liabilities (if paid in cash). No significant revisions were made to the methodology used in determining these provisions. The following briefly summarizes the nature of our significant provisions:

•	managed care and medicare rebates, which are based on the estimated end user payor mix and related contractual rebates

•	distribution fees, prompt pay and other discounts, which are recorded based on specified payment terms, and which vary by customer; and

•	Co-pay card redemption charges which are based on the net transaction costs of prescriptions filled via a Company-subsidized card program

The Company believes that its estimates related to managed care and medicare rebates, distribution fees, prompt pay and other discounts, and co-pay card redemption costs do not have a high degree of estimation complexity or uncertainty as the related amounts are settled within a relatively short period of time.

Return Reserve

The Company records allowances for product returns as a reduction of revenue at the time product sales are recorded. Several factors are considered in determining whether an allowance for product returns is required, including the customers’ return rights and the Company’s historical experience with returns and the amount of product in the distribution channel not consumed by patients and subject to return. The Company relies on historical return rates to estimate returns. In the future, if any of these factors and/or the history of product returns change, adjustments to the allowance for product returns may be required.

Revenue recognition
The Company’s revenue is generated from V-Go sales in the United States to third-party wholesalers and medical supply distributors that, in turn, sell this product to retail pharmacies or directly to patients with diabetes.
Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and title passed, the price is fixed or determinable, and collectability is reasonably assured. These criteria are applied as follows:

•	The evidence of an arrangement generally consists of contractual arrangements with third-party wholesalers and medical supply distributor customers.

•	Transfer of title and risk and rewards of ownership are passed upon shipment of product to distributors or upon delivery to patients.

•
The selling prices are fixed and agreed upon based on the contracts with distributors, the customer and contracted insurance payers, if applicable. For sales to customers associated with insurance providers with whom the Company does not have a contract, the Company recognizes revenue upon collection of cash, at which time the price is determinable. Provisions for discounts and rebates to customers are established as a reduction to revenue in the same period the related sales are recorded.

•	The Company considers the overall creditworthiness and payment history of the distributor, customer and the contracted payer in concluding whether collectability is reasonably assured.
Revenue from product sales is recorded net of adjustments for managed care rebates, wholesale distributions fees, cash discounts, prompt pay discounts, and co-pay card redemptions, all of which are established at the time of sale. Accruals for these provisions are presented in the Consolidated Financial Statements as reductions in determining net revenues and as a contra asset in accounts receivable, net (if settled via credit) and other current liabilities (if paid in cash). No significant revisions were made to the methodology used in determining these provisions during the years ended December 31, 2017 and 2016. The following briefly summarizes the nature of our significant provisions:

•	managed care rebates, which are based on the estimated end user payor mix and related contractual rebates

•	distribution fees, prompt pay and other discounts, which are recorded based on specified payment terms, and which vary by customer; and

•	Co-pay card redemption charges which are based on the net transaction costs of prescriptions filled via a Company-subsidized card program

The Company believes that their estimates related to managed care rebates, distribution fees, prompt pay and other discounts, and co-pay card redemption costs do not have a high degree of estimation complexity or uncertainty as the related amounts are settled within a relatively short period of time.

The Company has entered into agreements with wholesalers, distributors and third-party payors throughout the United States. These agreements may include product discounts or rebates payable by the Company to third-party payors upon dispensing V-Go to patients. Additionally, these agreements customarily provide such wholesalers and medical supply distributors with rights to return purchased products within a specific timeframe, as well as prior to such timeframe if the product is damaged in the normal course of business. The Company's wholesaler and medical supply distributor customers can generally return purchased product during a period that begins six months prior to the purchased V-Go kit expiration date and ends one year after the expiration date. Each V-Go kit expiration date is determined by adding 36 months to the date of manufacture. Returns are no longer honored after delivery to the patient.

The Company has historically been unable to reasonably estimate future returns due to lack of sufficient historical return data trends for V-Go. Accordingly, the Company invoices its customers, records deferred revenue equal to the gross invoice sales price less estimated cash discounts and distribution fees, and records a related deferred cost of goods sold. The Company defers recognition of revenue and the related cost of goods sold on shipments of V-Go until a customer's right of return no longer exists, which is once the Company receives evidence that the product has been distributed to patients based on their analysis of third-party information. See "Recently issued accounting policies disclosed below for expected implementation estimates associated with the adoption of ASU 2014-09, Revenue from Contracts with Customers.

Major Customers and Concentration of Credit Risk
Major Customers and Concentration of Credit Risk
As discussed above, the Company ships product to third-party wholesalers and medical supply distributors that, in turn, sell this product to retail pharmacies or directly to patients with diabetes.
Estimated revenue from significant customers as a percentage of the Company’s consolidated gross revenue was as follows:

	Year Ended December 31,
	2017	2016
McKesson Corporation	38.3%	35.7%
AmerisourceBergen Corporation	28.0%	31.0%
Cardinal Health	24.6%	24.3%
The Company’s three largest customers accounted for receivables in excess of ten percent of gross accounts receivable at December 31, 2017 and 2016:

	December 31,
	2017	2016
Amerisource Bergen Corporation	32.3%	47.0%
McKesson Corporation	35.4%	25.4%
Cardinal Health	22.6%	17.0%

The Company believes that these customers are of high credit quality and that the Company is not subject to unusual risk with respect to such customers, and generally does not require collateral.

Inventories
Inventories
Inventories consists of raw materials, work in process and finished goods, which are valued at the lower of cost or net realizable value. Cost is determined on a first in, first out ("FIFO"), basis and includes material costs, labor and applicable overhead. The Company reviews its inventory for excess or obsolescence and writes down inventory that has no alternative uses to its net realizable value. Economic conditions, customer demand and changes in purchasing and distribution can affect the carrying value of inventory.

Property and equipment
Property and equipment
Property and equipment are carried at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the asset. Maintenance and repairs are expensed when incurred.
Construction-in-Progress
Assets under construction at manufacturing facilities are capitalized as construction-in-progress. The cost of construction-in-progress comprises its purchase price and any costs directly attributable to bringing it into working condition for its intended use. Construction-in-progress amounts incurred at manufacturing facilities are presented as a separate asset within property and equipment. Construction-in-progress is not depreciated. Once the asset is complete and available for use, depreciation is commenced.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived tangible assets with finite lives are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company’s impairment review process is based upon an estimate of future undiscounted cash flow. Factors they consider that could trigger an impairment review include the following:

•	significant underperformance relative to expected historical or projected future operating results,

•	significant changes in the manner of our use of the acquired assets or the strategy for our overall business

•	significant negative industry or economic trends

•	significant technological changes, which would render equipment and manufacturing processes obsolete
Recoverability of assets that will continue to be used in their operations is measured by comparing the carrying value to the future net undiscounted cash flows expected to be generated by the asset or asset group. Future undiscounted cash flows include estimates of future revenues, driven by market growth rates, and estimated future costs.

Warrants
Warrants
The Company accounts for warrant instruments warrants are accounted for as a derivative liability at fair value as the warrant exercise price is subject to adjustment upon additional issuances of equity securities at a price per share lower than the exercise price of the warrants. These warrants are subject to revaluation at each balance sheet date, and any changes in fair value are recorded as a component of other income (expense), until the earlier of their exercise or expiration or the completion of a liquidation event.

Income taxes
Income taxes
The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which these temporary differences are expected to be recovered or settled. A valuation allowance is established to reduce net deferred tax assets to the amount expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in results of operations in the period that includes the enactment date (see Note 13 for impact of December 22, 2017 enacted "Tax Cuts and Jobs Act"). The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being recognized. Changes in recognition and measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are included in income tax expense.

Research and development expenses
Research and development expenses
Research and development expenses are expensed as incurred and are primarily comprised of the following types of costs incurred in performing research and development activities:

•	contract services;

•	testing samples and supplies;

•	salaries and benefits; and

•	overhead and occupancy costs.

Advertising
Advertising
Advertising costs, which include promotional expenses, are included in selling, general and administrative expenses in the consolidated statements of operations and are expensed as incurred.

Share-based compensation
Share-based compensation
The Company measures the cost of awards of equity instruments based on the grant date fair value of the awards. That cost is recognized on a straight-line basis over the period during which the employee is required to provide service in exchange for the award.
The fair value of stock options on the date of grant is calculated using the Black Scholes option pricing model, based on key assumptions such as the fair value of common stock, expected volatility and expected term. These estimates require the input of subjective assumptions, including (i) the expected stock price volatility, (ii) the calculation of the expected term of the award, (iii) the risk-free interest rate and (iv) expected dividends. Due to the lack of substantial company-specific historical volatility data of its common stock, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting these public companies on which it has based its expected stock price volatility, the Company selected companies with comparable characteristics to it, including enterprise value, risk profiles, position within the industry and with historical share price information sufficient to meet the expected term of the stock-based awards. The Company computes historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available. The Company has estimated the expected term of its employee stock options using the “simplified” method, whereby, the expected term equals the arithmetic average of the vesting term and the original contractual term of the option due to its lack of sufficient historical data. The risk-free interest rates for periods within the expected term of the option are based on the U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The Company has never paid, and does not expect to pay dividends in the foreseeable future. The Company accounts for forfeitures when they occur. Stock-based compensation expense recognized in the financial statements is reduced by the actual awards forfeited.
Compensation cost for restricted stock awards issued to employees is measured using the grant date fair value of the award, and expense is recognized over the service period, adjusted to reflect actual forfeitures.

Fair Value Measurements
Fair Value Measurements
The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, debt instruments and derivative liabilities.
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value accounting guidance establishes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•
Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

•
Level 3—Inputs are unobservable and reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available.

It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements. When available, the Company uses quoted market prices to measure fair value. If market prices are not available, the fair value measurement is based on models that use primarily market based parameters including interest rate yield curves, option volatilities and currency rates. In certain cases where market rate assumptions are not available, the Company is required to make judgments about assumptions market participants would use to estimate the fair value of a financial instrument. Changes in the underlying assumptions used, including discount rates and estimates of future cash flows could significantly affect the results of current or future values. The results may not be realized in an actual sale or immediate settlement of an asset or liability.

Recently Issued Accounting Standards
Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases. ASU 2016-2 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease effectively finances a purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method (finance lease) or on a straight line basis over the term of the lease (operating lease). A lessee is required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. ASU 2016-02 supersedes the existing guidance on accounting for leases in "Leases (Topic 840)." The provisions of ASU 2016-02 are effective for fiscal years, and interim reporting periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted and the provisions are to be applied using a modified retrospective approach. In July 2018, the FASB issued ASU 2018-10, “Codification Improvements to Topic 842, Leases.” The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in ASU 2016-02. The Company is in the process of evaluating the impact of adoption on its consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, "Earnings Per Share (Topic 260) Distinguishing Liabilities from Equity (Topic 480) Derivatives and Hedging (Topic 815)," which addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. The amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance.

In June 2018, the FASB issued ASU No. 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). ASU 2018-07 amends the FASB Accounting Standards Codification (“ASC”) to expand the scope of FASB ASC Topic 718, Compensation-Stock Compensation, to include accounting for share-based payment transactions for acquiring goods and services from non-employees. The amendments in ASU 2018-07 are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance.
Change in Accounting Principle
On January 1, 2018, the Company adopted ASU 2014-09: Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU permits the use of either the retrospective or cumulative effect transition method. The Company has elected to use the modified retrospective approach for adoption. The Company had previously deferred recognition of revenue and the related cost of goods sold on shipments of V-Go until a customer's right of return no longer exists, which was once the Company received evidence that the product had been distributed to patients based on analysis of third-party information. Management has determined that the variable consideration associated with rebates, chargebacks and other discounts can continue to be estimated and that there are no return estimate constraints for which it is considered probable that a subsequent change in the estimate would result in a significant revenue reversal. Accordingly, the Company is no longer using the “sell through” approach to recognition and has accelerated the recognition of revenue upon sale to the distributor. The variable consideration associated with sales returns was estimated based on the probability weighted expected value approach. In connection with its adoption of ASC 606, the Company recorded a cumulative-effect adjustment to reduce retained earnings by a de minimis amount. The reported results for 2018 reflect the application of ASC 606 guidance, while the reported results for 2017 were prepared under the guidance of ASC 605, Revenue Recognition, which is also referred to herein as "previous guidance".
The cumulative effect of applying the new guidance of ASC 606 to all contracts with customers that were not completed as of January 1, 2018 was recorded as an adjustment to accumulated deficit as of the adoption date. As a result of applying the modified retrospective method to adopt the new revenue guidance, the following adjustments were made to accounts on the Condensed Consolidated Balance Sheet as of January 1, 2018:

	As Reported		Adjusted
	December 31, 2017	New Revenue Standard Adjustment	January 1, 2018
Assets
Current assets:
Deferred cost of goods sold	$539	$(539)	$—

Liabilities
Current liabilities:
Deferred revenue	1,638	(1,638)	—
Sales return provision	—	778	778
Accrued distribution fees and managed care costs	1,330	342	1,672

Stockholders' deficit
Accumulated deficit	$(473,921)	$(21)	$(473,942)

Under the modified retrospective method of adoption, the Company is required to disclose the impact on its statement of operations , had it continued to follow the accounting policies under the previous revenue guidance. The Company estimates that the impact to revenues for the three and six months ended June 30, 2018 would have been a decrease of approximately $0.1 million and $0.4 million, respectively, and the impact to gross profit for the three and six months ended June 30, 2018 would have been a decrease of $0.1 million and $0.2 million, respectively, had there been no adoption of ASC 606. The impact to net loss for the three and six months ended would have been a decrease of $0.1 million and $0.2 million, respectively. The impact of the adoption of ASC 606 would have decreased the Company's net loss per share by $0.00 and $0.01 for the three and six months ended June 30, 2018, respectively.

Recently Issued Accounting Standards
On May 28, 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-9, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delayed the effective date of the new standard from January 1, 2017 to January 1, 2018. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. This ASU permits the use of either the retrospective or cumulative effect transition method. The Company has determined that it will use the modified retrospective approach for adoption. The Company had previously deferred recognition of revenue and the related cost of goods sold on shipments of V-Go until a customer's right of return no longer exists, which was once the Company received evidence that the product had been distributed to patients based on analysis of third-party information. Upon adoption, management has determined that the variable consideration associated with rebates, chargebacks and other discounts can continue to be estimated and that there are no return estimate constraints for which it is considered probable that a subsequent change in the estimate would result in a significant revenue reversal under ASU 2014-9. Accordingly, the Company will no longer use the “sell through” approach to recognition and will accelerate the recognition of revenue upon sale to the distributor. The variable consideration associated with sales returns will be estimated based on the probability weighted expected value approach. The Company is substantially complete with its evaluation of the adoption effect on its financial statements. In connection with its adoption of ASC 606, the Company expects to record a cumulative-effect adjustment to reduce retained earnings by $0.5 million upon adoption. This adjustment reflects the acceleration of $1.5 million in revenues, net and $0.5 million in costs of revenue associated with the deferred revenue and related costs at December 31, 2017 as well the reserve for returns approximately $1.5 million.
In February 2016, the FASB issued new guidance related to how an entity should recognize lease assets and lease liabilities. The guidance specifies that an entity who is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The guidance is effective for us beginning in the first quarter of 2019. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is evaluating the impact of adopting this guidance on the Company’s consolidated financial condition, results of operations and cash flows.
In August 2016, the FASB issued ASU No. 2016 -15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments that addresses eight specific cash flow presentation and classification issues with the objective of reducing the existing diversity in practice. This amendment is effective for the Company in the fiscal year beginning after December 15, 2017, but early adoption is permissible. The Company does not expect the adoption to have a material impact on the financial statements.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”) that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. Restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This amendment is effective for the Company in the fiscal year beginning October 1, 2018, but early adoption is permissible. The Company has early adopted ASU 2016-18 in this financial statement.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company expects that the adoption will not have a material impact on its financial statements.
In July 2017, the FASB issued ASU 2017-11, "Earnings Per Share (Topic 260) Distinguishing Liabilities from Equity (Topic 480) Derivatives and Hedging (Topic 815)," which addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. The amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance.